SIERA CORE RETIREMENT FUND

Class A Shares	SIRAX
Class C Shares	SIRCX
Class I Shares	SIRIX
Class R Shares	SIRRX
Class A1 Shares	SIRZX
Class I1 Shares	SIRJX

(a series of Northern Lights Fund Trust)

Supplement dated October 10, 2017 to the Prospectus, Summary Prospectus and Statement of Additional Information dated January 30, 2017

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Please be advised that effective November 1, 2017, the name of the Sierra Core Retirement Fund will be changed to Sierra Tactical All Asset Fund. Consequently, all references to Sierra Core Retirement Fund in the Fund's Prospectus and Statement of Additional Information are deleted and replaced with Sierra Tactical All Asset Fund.

The principal investment strategies and principal investment risks for the Sierra Tactical All Asset Fund have not changed.

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The information in this supplement contains new and additional information beyond that in the Prospectus and Statement of Additional Information (“SAI”), both dated January 30, 2017. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference. The Statement of Additional Information has been filed with the Securities and Exchange Commission, is incorporated by reference, and can be obtained without charge by calling 1-866-RETI-FND.